SHAREHOLDERS' EQUITY (Schedule of Stock Option Valuation Assumptions) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	45.19%	45.46%	49.60%
Expected volatility, maximum	46.64%	48.04%	54.00%
Expected dividends	0.00%	0.00%	0.00%
Risk free rate, minimum	2.59%	1.82%	1.15%
Risk free rate, maximum	3.03%	2.27%	2.26%
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	5 years 2 months 1 day	5 years 11 days	5 years
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	7 years 6 months 10 days	7 years 26 days	6 years 3 months 26 days
Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	39.90%	33.60%	44.60%
Expected volatility, maximum	41.20%	43.40%	45.80%
Expected dividends	0.00%	0.00%	0.00%
Expected term	6 months	6 months	6 months
Risk free rate, minimum	1.85%	0.47%	0.26%
Risk free rate, maximum	2.28%	0.79%	0.46%